Foreign currency swaps and forwards (Tables)	6 Months Ended
Jun. 30, 2026
Foreign currency swaps and forwards
Schedule of foreign currency swaps

	As at
	June 30,	December 31,
(in EUR 000)	2026	2025
Foreign currency forwards EUR - USD (in EUR)	—	2,000
Foreign currency forwards EUR - USD (in USD)	—	2,355

Schedule of fair value hierarchy derivative financial instruments

As at June 30, 2026
(in EUR 000)	Level I	Level II	Level III	Total
Financial assets
Foreign currency forwards	—	—	—	—

Schedule of change in balance of financial assets and financial liabilities

The change in the balance of the financial assets is detailed as follows:

(in EUR 000)	2026	2025
Opening value at January 1	4	—
Fair value adjustments	(4)	493
Closing value at June 30	—	493

The change in the balance of the financial liabilities is detailed as follows:

(in EUR 000)	2026	2025
Opening value at January 1	—	353
Settled contracts	—	(353)
Closing value at June 30	—	—